PROVISIONS	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2025	2024
Balance, beginning of the year	$389	$726
Disposals(1)	(111)	(278)
Accretion	20	20
Changes in estimates(2)	(6)	(88)
Foreign exchange and other	25	9
Balance, end of the year	$317	$389
(1)Includes $239 million transferred to a subsidiary of the partnership in 2024.
(2)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.
The company has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and utility-scale solar operation sites that are expected to be restored between the years 2031 to 2055. The estimated cost of decommissioning activities is based on a third-party assessment.
For details on other legal provisions, please refer to Note 27 – Commitments, contingencies and guarantees.